Related Party Transactions (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 01, 2021	Jun. 30, 2014	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Amounts payable to affiliates			$ 41.0		$ 41.0	$ 7.0
Amounts receivable from affiliates			9.0		18.0	15.0
Operating costs					10.0	12.0	$ 34.0
Advisory Services Agreement
Related Party Transactions
Amount of charges incurred					2.5	2.5	2.5
Amounts payable to affiliates			5.0		4.4	2.0
Advisory Services Agreement | Maximum
Related Party Transactions
Amount of charges incurred			1.0	$ 1.0
Commercial Agreements
Related Party Transactions
Amount of charges incurred			5.0	2.0
Amounts payable to affiliates			18.0		16.0	4.0
Revenue from affiliates			5.0	$ 4.0	19.0	21.0	$ 23.0
Amounts receivable from affiliates			4.0		15.0	15.0
Certain tax indemnity and other agreements
Related Party Transactions
Amounts payable to affiliates			2.0		2.0	2.7
Amounts receivable from affiliates			$ 0.9		0.3	$ 0.2
License of American Express Marks
Related Party Transactions
Term of agreement		11 years	11 years
Marketing partner agreement
Related Party Transactions
Revenue from affiliates			$ 19.0		8.0
Amounts receivable from affiliates			$ 9.0		4.0
Term of agreement	10 years		10 years
Transition Services Agreement with Expedia, Inc
Related Party Transactions
Amount of charges incurred			$ 11.0		8.0
Amounts payable to affiliates	$ 26.0		11.0		8.0
Amount of net payable			$ 4.0		$ 16.0